Virtus Horizon Wealth Masters Fund,

a series of Virtus Opportunities Trust

Supplement dated July 10, 2019

to the Summary and Statutory Prospectuses

dated January 28, 2019, as supplemented

Important Notice to Investors

Effective immediately, in “Principal Investment Strategies” in the summary prospectus and “More Information About Investment Objectives and Principal Investment Strategies” in the statutory prospectus, the first sentence of the first paragraph is hereby replaced with the following:

“The fund seeks to track the performance of the Horizon Kinetics ISE Wealth Index (Ticker: RCH), a public index maintained by Horizon Kinetics LLC, the parent company of the fund’s subadviser, and International Securities Exchange, LLC.”

Management of the fund and its related strategies and risks are unaffected by this disclosure change.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/HWMFIndexDisc (7/2019)

Virtus Horizon Wealth Masters Fund,

a series of Virtus Opportunities Trust

Supplement dated July 10, 2019

to the Statement of Additional Information (“SAI”) dated January 28, 2019, as supplemented

Important Notice to Investors

Effective immediately, under the heading “Horizon – Wealth Masters Fund” in the section “Subadvisers and Subadvisory Agreements” on page 95 of the fund’s SAI, the disclosure is amended and restated as follows:

Horizon is located at 470 Park Avenue South, New York, NY 10016 and has been an investment adviser since 1994. Horizon is owned by Horizon Kinetics LLC (“Horizon Kinetics”), an independently owned and operated firm formed in May 2011. As of September 30, 2018, Horizon Kinetics had approximately $6.0 billion in assets under management.

For its services as subadviser, VIA pays Horizon a fee at the rate of 50% of the net advisory fee paid by each fund for which Horizon acts as a subadviser. Fees paid by Horizon Kinetics to International Securities Exchange, LLC, in connection with the construction and publishing of the Horizon Kinetics ISE Wealth Index, which the Wealth Masters Fund seeks to track, include a percentage of the management fees received from passively managed accounts and mutual funds that track the index.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI HWMF (7/2019)